Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Impairment loss
Gain on fair value of asset			¥ 71,075
Loss on legacy transactions		62,000
Nomura Research Institute, Ltd [Member]
Gain on the sale of a part of the ordinary shares	¥ 28,000	¥ 79,000
Nomura Real Estate Holdings Inc [Member]
Impairment loss			¥ 47,661